Retirement and Severance Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation Of Changes In Benefit Obligations Of The Benefit Pension Plans

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	2,241,669	2,214,107
Service cost	55,368	55,371
Interest cost	54,552	57,093
Prior service benefit	28,019	—
Actuarial loss	84,360	29,895
Benefits paid	(159,892)	(109,591)
Effect of changes in consolidated subsidiaries	—	8,391
Foreign currency exchange impact	(886)	(4,649)
Curtailments, settlements and other	(9,546)	(8,948)

Benefit obligations at end of year	2,293,644	2,241,669

Change in plan assets:
Fair value of plan assets at beginning of year	1,746,518	1,775,007
Actual return on plan assets	31,681	(16,703)
Employer contributions	78,728	93,612
Benefits paid	(133,310)	(100,004)
Effect of changes in consolidated subsidiaries	—	3,646
Foreign currency exchange impact	(1,021)	(4,145)
Curtailments, settlements and other	(1,198)	(4,895)

Fair value of plan assets at end of year	1,721,398	1,746,518

Funded status	(572,246)	(495,151)

Schedule Of Projected Benefit Obligations

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,209,646	2,135,047
Fair value of plan assets	1,636,662	1,635,656
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,162,639	2,078,759
Fair value of plan assets	1,636,662	1,632,963

Accounts Recognized In Consolidated Balance Sheet

Accounts recognized in the consolidated balance sheet at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Other assets	738	4,240
Other current liabilities	(6,434)	(6,431)
Retirement and severance benefits	(566,550)	(492,960)

	(572,246)	(495,151)

Amounts Recognized In Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Prior service benefit	(122,795)	(172,964)
Actuarial loss	588,447	530,195

	465,652	357,231

Schedule Of Net Periodic Benefit Cost For The Contributory, Funded Benefit Pension Plans, The Unfunded Lump-Sum Payment Plans, And Cash Balance Pension Plans

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for each of the three years ended March 31, 2012 consist of the following components:

	Yen (millions)
	2012	2011	2010
Service cost—benefits earned during the year	55,368	55,371	50,285
Interest cost on projected benefit obligation	54,552	57,093	51,239
Expected return on plan assets	(52,299)	(55,583)	(43,971)
Amortization of prior service benefit	(23,347)	(24,544)	(25,011)
Recognized actuarial loss	31,203	25,493	39,758
Losses on curtailments and settlements	10,419	2,123	3,818

Net periodic benefit cost	75,896	59,953	76,118

Schedule of Fair Values of Pension Plan Assets

The fair values of the Company’s pension plan assets at March 31, 2012 and 2011, by asset category are as follows:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	22,503	28,345	—	50,848
Equity securities:
Japanese companies	84,697	—	—	84,697
Foreign companies	78,952	—	—	78,952
Commingled funds (a)	—	457,196	—	457,196
Debt securities:
Government and Municipal bonds	133,962	—	—	133,962
Corporate bonds	—	50,011	—	50,011
Commingled funds (b)	—	526,810	—	526,810
Life insurance company general accounts	—	196,880	—	196,880
Other (c)	—	121,470	20,572	142,042

Total	320,114	1,380,712	20,572	1,721,398

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	These funds primarily invest in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

Reconciliation of Balances of Level 3 Assets

The reconciliation of the beginning and ending balances of level 3 assets at March 31, 2012 and 2011, are as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2010	8,715	6,397	15,112
Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

Realized gains (losses)	2,515	1,656	4,171
Unrealized gains (losses) relating to assets held	(775)	71	(704)
Purchases, sales, issuances and settlements, net	(2,397)	765	(1,632)
Transfers out of Level 3	(2,277)	—	(2,277)

Balance at March 31, 2012	10,350	10,222	20,572

Benefit Obligations [Member]
Schedule Of Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations at March 31, 2012 and 2011 are as follows:

	2012	2011
Discount rate	2.2%	2.5%
Rate of compensation increase	1.8%	1.8%

Net Periodic Benefit Cost [Member]
Schedule Of Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic benefit cost for the three years ended March 31, 2012 are as follows:

	2012	2011	2010
Discount rate	2.5%	2.6%	2.7%
Expected return on plan assets	3.1%	3.2%	3.1%
Rate of compensation increase	1.8%	1.8%	1.7%